Related-Party Transactions (Details) - EBP 061 - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Investment in Master Trust, at fair value	$ 73	$ 43
Trustee
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Investment in Master Trust, at fair value	8,500	7,000
Increase from dividend income on investment	40
Realized gain on investment	350
Unrealized gain on investment	2,670
Merck common stock
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Investment in Master Trust, at fair value	29,300	$ 29,500
Increase from dividend income on investment	900
Realized gain on investment	1,400
Unrealized gain on investment	100
Purchase price	1,000
Sale of common stock	$ 2,700